Lease Liabilities and Commitment	6 Months Ended
Jun. 30, 2023
Lease Liabilities and Commitment [Abstract]
Lease liabilities and commitment

Note 12 — Lease liabilities and commitment

The Group entered into lease agreements for office space, garage, office equipment and vehicles with expiration dates ranging from 2022 to 2024. The remaining lease terms as at June 30, 2023 were no greater than 2 years. The Company’s lease liabilities payables and commitments for minimum lease payments under these leases as at June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	December 31, 2022
	EUR	EUR
Lease liabilities payable:
Less than 1-year	4,697	80,637
More than 1-year	-	226,773
	4,697	307,410

A maturity analysis of lease liabilities based on undiscounted gross cash flow is reported in the table below:

	June 30, 2023	December 31, 2022
	EUR	EUR
Less than 1-year	4,697	82,666
More than 1-year	-	229,562
	4,697	312,228

At June 30, 2023, the total cash outflow for leases amount to EUR23,686 (At June 30, 2022: EUR41,696).